Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges (Detail) $ in Thousands	Dec. 31, 2021 MXN ($) MMB	Dec. 31, 2020 MXN ($) MMB
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,250,000
Fair Value	(704,052)	$ 17,896,918
Net total	(1,162,119)	16,629,978
Interest Rate Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,075,578	9,350,953
Fair Value	(137,382)	(330,814)
Interest Rate Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,027,565	9,724,991
Fair Value	(123,206)	(370,094)
Cross Currency Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	30,513,214	33,513,214
Fair Value	6,159,382	6,834,051
Cross Currency Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,967,860	4,814,650
Fair Value	70,651	505,772
Cross Currency Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15,763,653	15,277,498
Fair Value	(471,040)	761,958
Cross Currency Swaps Position Four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	248,018,268	277,574,150
Fair Value	(3,746,760)	9,177,151
Cross Currency Swaps Position Five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,327,298	9,781,187
Fair Value	(14,455)	712,072
Cross Currency Swaps Position Six [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,178,434	11,802,848
Fair Value	(80,503)	126,965
Cross Currency Swaps Position Eight [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,512,978	10,300,166
Fair Value	524,471	913,809
Currency Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,308,629	15,456,770
Fair Value	(206,526)	14,918
Currency options position two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,474,101	121,240,404
Fair Value	(1,398,532)	3,167,805
Currency options position three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,534,024	12,271,443
Fair Value	(27,896)	(85,994)
Currency options position four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,229,792	8,225,571
Fair Value	(12,202)	(70,196)
Currency options position five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	122,864,815	104,181,452
Fair Value	(917,025)	(2,118,100)
Interest Rate Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	202,632	482,561
Fair Value	$ (2,752)	(11,199)
Crude oil options [member]
Disclosure of detailed information about hedging instruments [line items]
Fair Value		$ (1,266,940)
Futures [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	(0.61)	0.64
Fair Value	$ (4,677)	$ (32,340)
Petroleum product swaps [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	(2.31)	(1.48)
Fair Value	$ (28,389)	$ (95,572)
Interest Rate Options Position One [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	51,458,750	49,871,750
Fair Value	$ (323,852)	$ (1,331,188)
Crude Oil Options Position One [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	54.10	55.20
Fair Value	$ (458,068)
Currency Forward [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,340,413	$ 0
Fair Value	$ 3,575	$ 0